Expected credit loss measurement - Credit loss expense / (release) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 197	$ 275
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	13	6
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	151	172
Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	108	90
Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(75)	9
Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(1)
Stages 1 and 2
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	74	17
Stages 1 and 2 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(9)	(10)
Stages 1 and 2 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	23	14
Stages 1 and 2 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Stages 1 and 2 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	59	14
Stages 1 and 2 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Stages 1 and 2 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1	(1)
Lifetime expected credit losses | Stage 3
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	123	259
Lifetime expected credit losses | Stage 3 | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	22	16
Lifetime expected credit losses | Stage 3 | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	128	158
Lifetime expected credit losses | Stage 3 | Asset Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0	0
Lifetime expected credit losses | Stage 3 | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	49	76
Lifetime expected credit losses | Stage 3 | Non-core and Legacy
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(75)	9
Lifetime expected credit losses | Stage 3 | Group Items
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0	$ 0